Investment Strategy - Stone Ridge High Yield Reinsurance Risk Premium Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing in reinsurance-related securities should involve a long-term view and a systematic focus on sources of expected return, not on security selection or market timing. In constructing an investment portfolio, the Adviser identifies a universe of eligible securities with well-defined risk and return characteristics. It then seeks to obtain broad investment exposure to a meaningful subset of that universe while efficiently managing the portfolio and keeping trading costs low. Because the risks in reinsurance-related securities – largely related to natural or non-natural disasters, such as earthquakes or plane crashes – are not similar to the risks investors bear in traditional equities and debt markets, the Adviser believes that investment in reinsurance-related securities may provide benefits when added to traditional portfolios. As such, the Adviser does not intend to buy or sell securities for the portfolio based on prospects for the economy or based on movements of traditional equities and debt securities markets. “Reinsurance” means the practice where one entity (the “cedant”) transfers some or all of its risk of loss from certain events or combination of events to another entity (the “reinsurer”). This can take the form of a contingent transfer of claims for damage, or recoveries based on certain parameters of a defined event (e.g., the magnitude of an earthquake or the total amount of insured losses is causes). Reinsurance can help a ceding company manage its risk exposure and maintain financial stability, especially in the event of large or unexpected claims. The Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, shares or notes issued in connection with quota shares (“Quota Share Notes”) and, to a lesser extent, shares or notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, and equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities. In addition, the Fund will also invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high-yield, high-risk debt securities (commonly referred to as “junk bonds”). Reinsurance-related securities typically are “high-yield.” “High yield” means that a security is of below-investment-grade quality and may either have below-investment-grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics, or may be unrated but of comparable quality to securities with below-investment-grade credit ratings. The Adviser has broad discretion to allocate the Fund’s assets among these investment categories. As of December 31, 2025, the median spread above collateral of event-linked bonds was approximately 7.00%, although this may change due to the variable nature of the event-linked bond yields and/or other market circumstances. Consistent with its investment objective and its 80% policies, the Fund may invest in reinsurance-related securities across the yield spectrum, but will generally focus its investments in higher yielding, higher risk securities (i.e., those above the median yield). The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. The Fund may invest in event-linked bonds in one or more of three ways: the Fund may purchase event-linked bonds when initially offered; the Fund may purchase event-linked bonds in the secondary, over-the-counter (“OTC”) market; or the Fund may gain indirect exposure to event-linked bonds using derivatives. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, pandemics, epidemics, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity. The Fund may invest in both longevity bonds and mortality bonds, which are fixed-income securities, typically issued by special purpose vehicles. The Fund may also seek to gain exposure to reinsurance contracts by holding notes or preferred shares issued by a special purpose vehicle (“SPV”) whose performance is tied to underlying reinsurance transaction(s), including Quota Share Notes and ILW Notes. The Fund, as holder of a note or preferred share issued by the SPV, would be entitled to participate in the underwriting results and investment earnings associated with the SPV’s underlying reinsurance contracts. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, the SPV would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims, up to the total amount invested. The Fund will generally seek to gain exposure to geographically diversified natural catastrophe Quota Share Notes and the Quota Share Notes in which the Fund invests will typically be high-yield, high-risk instruments. Investments in ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit US Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single US hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below-investment-grade securities (“junk bonds”) (i.e., those rated below Baa3 by Moody’s Investors Service, Inc. and lower than BBB- by S&P Global Ratings). Because most event-linked bonds, Quota Share Notes and ILW Notes are unrated, a substantial portion of the Fund’s assets will typically be invested in unrated securities determined by the Adviser to be of comparable quality to below-investment-grade securities, similar in some respects to high-yield corporate bonds. Event-linked catastrophe bonds, Quota Share Notes and ILW Notes are exposed to catastrophic insurance risk whereas high-yield bonds are typically exposed to the potential default of financially distressed issuers. The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer. The Fund may invest in event-linked bonds, Quota Share Notes, ILW Notes and debt securities of any credit rating, including those rated below investment grade or, if unrated, determined by the Adviser to be of comparable quality. With respect to event-linked bonds, the rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal. In addition to ratings issued by rating agencies, event-linked bonds are generally issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”). A risk model is created based on historical data and averages as well as scientific and probabilistic analysis and is used to inform investors and others on the potential impact of a wide variety of catastrophic events or other specified events that result in physical and/or economic loss. The Adviser, in selecting investments for the Fund, will generally consider risk models created by independent third parties, the sponsor of a reinsurance-related security or a broker. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge. In implementing the Fund’s investment strategy, Stone Ridge will seek to invest in reinsurance-related securities tied to a varied group of available perils and geographic regions. Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business. The Adviser will continue to monitor the risk of the Fund’s investments on a regular basis. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. The Fund retains the flexibility to invest in other instruments as the Adviser may consider appropriate from time to time, including registered investment companies, U.S. government securities, cash and cash equivalents. The Fund may also enter into other types of investments that enable the Fund to provide risk transfer services, as the Adviser may consider appropriate from time to time.Borrowing and LeverageThe Fund may obtain leverage through borrowings and derivative instruments in seeking to achieve its investment objective. The Fund’s borrowings, which would typically be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. In addition, the Fund enters into reverse repurchase agreements pursuant to which the Fund transfers securities to a counterparty in return for cash and agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase agreements are treated as borrowings by the Fund, are a form of leverage and may make the value of an investment in the Fund more volatile and increase the risks of investing in the Fund. The 1940 Act requires the Fund to have continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above. Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s net asset value (“NAV”). This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to leverage directly or indirectly.